Other non-current assets	12 Months Ended
Dec. 31, 2024
Disclosure of other non-current assets [abstract]
Other non-current assets
19	Other non-current assets

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Prepayment for leasing motor vehicles	19,327	18,239
Prepayment for property and equipment	1,505	1,225
Contract assets-non-current, net of allowance	250	561

	21,082	20,025